Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Salary and benefit payables	$ 201,474	¥ 31,562,991	¥ 19,420,822
Consumption tax payable	6,998	1,096,304	12,430,909
Professional service fee	304,233	47,661,181	8,296,135
Communication costs	19,045	2,983,598	5,068,589
Advertisement			2,233,000
Withholding tax	7,337	1,149,463	1,557,198
Outsourced research and development costs	64,759	10,145,089	1,214,400
Corporate business tax	6,064	950,000	950,000
Resident tax for employees	1,404	220,000	511,900
Others	40,851	6,399,599	783,450
Other payables and accrued expenses	$ 652,165	¥ 102,168,225	¥ 52,466,403